Revenue Arrangements - Narrative (Q1) (Details) - USD ($)			1 Months Ended			3 Months Ended				12 Months Ended
	Oct. 01, 2021	Jun. 11, 2020	Jan. 31, 2023	Oct. 31, 2021	Jun. 30, 2020	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Deferred revenue						$ 412,000				$ 2,311,000	$ 593,000
Deferred revenue, net of current portion						0				3,538,000	0
Accounts receivable						2,006,000				5,870,000	6,596,000
Revenue recognized						(5,437,000)
Collaboration and license revenue						5,840,000		$ 5,938,000		26,004,000	110,777,000	$ 85,077,000
Remaining performance obligation						400,000				5,800,000
SOBI Purchase Agreement
Disaggregation of Revenue [Line Items]
Accounts receivable						600,000				4,600,000
Collaboration and license revenue						0		4,400,000
SOBI Purchase Agreement | Billed Revenues
Disaggregation of Revenue [Line Items]
Accounts receivable						2,400,000				3,000,000
Takeda Agreement
Disaggregation of Revenue [Line Items]
Deferred revenue						0				0	100,000
Deferred revenue, net of current portion											0
Upfront cash payment	$ 3,000,000			$ 3,000,000
Future additional payments, expected	$ 1,124,000,000			$ 1,124,000,000
Milestone payments							$ 500,000
Customer, liability, revenue recognized, including opening balance						0		500,000		600,000	1,800,000
Collaborative Arrangement
Disaggregation of Revenue [Line Items]
Upfront cash payment		$ 75,000,000
Sales milestone payments		$ 630,000,000
Collaborative Arrangement | SOBI Purchase Agreement
Disaggregation of Revenue [Line Items]
Upfront cash payment					$ 75,000,000
Sales milestone payments					630,000,000
Astellas Gene Therapies
Disaggregation of Revenue [Line Items]
Upfront payment			$ 10,000,000
Development and commercial milestones plus royalties			$ 340,000,000
Deferred revenue						400,000				2,300,000
Deferred revenue, net of current portion						0				3,500,000
Accounts receivable						400,000				300,000
Revenue recognized						5,800,000		600,000		5,500,000
Revenue recognized from performance obligations related to prior periods as a result of the change in transaction price						3,200,000
Sarepta Therapeutics, Inc.
Disaggregation of Revenue [Line Items]
Deferred revenue										0	500,000
Revenue recognized						$ 0		$ 500,000
Upfront cash payment					$ 2,000,000
Sales milestone payments									$ 3,000,000
Collaboration and license revenue										$ 500,000	$ 10,200,000
Option term					24 months